Summary of Significant Accounting Policies (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	82,346,606	27,245,975	61,134,957	39,497,770
Convertible Notes Payable [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			9,285,117	2,078,393
Contingent consideration [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			20,309,723	20,309,723
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			23,019,301	9,242,701
Options [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			8,520,816	7,866,953